Income Taxes - Summary of deferred tax asset (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
CANADA
Disclosure Of Non Capital Loss Forward Detailed Information [Line Items]
Non Capital Loss Carryforwards	$ 46,259,000	$ 12,275,000